Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	1,600,000
Proposed Maximum Offering Price per Unit | $ / shares	1.37
Maximum Aggregate Offering Price	$ 2,192,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 302.71
Offering Note	Represents 1,600,000 shares of common stock issuable to Streeterville Capital, LLC pursuant to the Equity Purchase Agreement. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers any additional shares of common stock that become issuable to prevent dilution as a result of stock splits, stock dividends, or similar transactions.Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c), based on the closing price of the registrant’s common stock on November 18, 2025, as reported on The Nasdaq Capital Market.